Share-based payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	2 years
Number of shares authorized (in shares)	4,360,087
Number of unvested shares (in shares)	1,108,211	1,146,980
RSUs/PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of outstanding shares (in shares)	3,085,667	2,973,393	2,915,118
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding shares (in shares)	3,365,433	4,230,672
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of shares authorized (in shares)	4,461,019
Top of range | ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution rate	12.00%
Maximum employer contribution rate	2.00%
Top of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	10 years
Bottom of range | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of employee compensation paid in DSUs after minimum share ownership requirement	50.00%
Bottom of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	7 years